Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Consolidated Statements of Comprehensive Income
Net income	$ 592,216	$ 325,972	$ 369,041
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	22,018	(30,801)	(21,719)
Postretirement healthcare plan adjustments	(592)	496	(1,567)
Unrealized (loss) gain on available-for-sale securities	(1,416)	7,359	1,398
Other comprehensive income (loss)	20,010	(22,946)	(21,888)
Comprehensive income	612,226	303,026	347,153
Comprehensive income attributable to noncontrolling interests	(6,031)	(6,002)	(4,727)
Comprehensive income attributable to TSYS common shareholders	$ 606,195	$ 297,024	$ 342,426